THIRD AVENUE VALUE FUND
RISK/RETURN
Investment Objective
Third Avenue Value Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Value Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees THIRD AVENUE VALUE FUND	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses THIRD AVENUE VALUE FUND		Institutional Class	Investor Class
Management (Advisory) Fee		0.90%	0.90%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.29%	0.31%
Total Annual Fund Operating Expenses (as a percentage of net assets)	[1]	1.19%	1.46%
Expense Cap Adjustment	[1]	(0.04%)	(0.06%)
Net Annual Fund Operating Expenses	[1]	1.15%	1.40%
[1]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Cap Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. Acquired fund fees and expenses are not subject to deferral and do not factor into the Fund's contractual expense limitation. The Expense Cap Agreement can only be terminated by the independent Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example THIRD AVENUE VALUE FUND (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	117	374	651	1,441
Investor Class	143	456	792	1,741

The Example reflects the impact of the Fund's contractual expense limitation for a period of one year. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may invest in companies of any market capitalization. The Fund also seeks to acquire senior securities, such as debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Fund's investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield and Distressed Risk. The Fund's investments in high-yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and midsize companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Fund frequently identifies opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund �� see "Choosing a Share Class" for details about classes). The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 31.32% (quarter ending 6/30/09) and the lowest return for a quarter was (23.79)% (quarter ending 12/31/08).
Average Annual Total Returns for the periods ending 12/31/10
Average Annual Total Returns THIRD AVENUE VALUE FUND		1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class		13.87%	1.66%	6.71%	12.94%	[1]	Nov 1, 1990
Institutional Class After Taxes on Distributions	[2]	13.13%	0.81%	5.85%	11.66%	[1]
Institutional Class After Taxes on Distributions and Sales	[2]	9.01%	0.99%	5.46%	11.16%	[1]
Investor Class		13.73%			13.73%	[1]	Dec 31, 2009
MSCI World Index	[3]	12.34%	2.99%	2.82%	7.56%
Standard & Poor���s 500 Index (S&P 500)	[3]	15.06%	2.29%	1.41%	9.20%
[1]	Institutional Class commenced operations on November 1, 1990; Investor Class commenced operations on December 31, 2009.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. The S&P 500 is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The index performance reported since inception is relevant for Institutional Class only.

THIRD AVENUE SMALL-CAP VALUE FUND
RISK/RETURN
Investment Objective
Third Avenue Small-Cap Value Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Small-Cap Value Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees THIRD AVENUE SMALL-CAP VALUE FUND	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses THIRD AVENUE SMALL-CAP VALUE FUND		Institutional Class	Investor Class
Management (Advisory) Fee		0.90%	0.90%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.26%	0.27%
Total Annual Fund Operating Expenses (as a percentage of net assets)	[1]	1.16%	1.42%
Expense Cap Adjustment	[1]	(0.01%)	(0.02%)
Net Annual Fund Operating Expenses	[1]	1.15%	1.40%
[1]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Cap Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. Acquired fund fees and expenses are not subject to deferral and do not factor into the Fund's contractual expense limitation. The Expense Cap Agreement can only be terminated by the independent Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in Third Avenue Small-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example THIRD AVENUE SMALL-CAP VALUE FUND (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	117	367	636	1,407
Investor Class	143	448	775	1,701

The Example reflects the impact of the Fund's contractual expense limitation for a period of one year. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. Under normal circumstances, the Fund expects to invest at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Fund's investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield and Distressed Risk. The Fund's investments in high-yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small-Cap Risk. The Fund invests in smaller companies, whose securities tend to be more volatile than those of larger companies. The markets for these securities are also less liquid than those for larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities, and thus the value of the Fund's shares.

Style Risk. The Fund frequently identifies opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Small-Cap Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund �� see "Choosing a Share Class" for details about classes). The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 23.29% (quarter ending 6/30/09) and the lowest return for a quarter was (28.68)% (quarter ending 12/31/08).
Average Annual Total Returns For the periods ending 12/31/10
Average Annual Total Returns THIRD AVENUE SMALL-CAP VALUE FUND		1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class		16.17%	1.47%	7.55%	8.51%	[1]	Apr 1, 1997
Institutional Class After Taxes on Distributions	[2]	15.76%	0.66%	6.92%	7.84%	[1]
Institutional Class After Taxes on Distributions and Sales	[2]	10.51%	1.09%	6.47%	7.35%	[1]
Investor Class		15.98%			15.98%	[1]	Dec 31, 2009
Russell 2000 Index	[3]	26.85%	4.47%	6.33%	7.58%
Russell 2000 Value Index	[3]	24.50%	3.52%	8.42%	9.20%
S&P Small Cap 600 Index	[3]	26.31%	4.64%	7.66%	9.42%
[1]	Institutional Class commenced operations on April 1, 1997; Investor Class commenced operations on December 31, 2009.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Russell 2000 Index measures the performance of small companies. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P Small Cap 600 Index is a small cap index that covers approximately 3% of the U.S. equities market and consists of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. The index performance reported since inception is relevant for Institutional Class only.

THIRD AVENUE REAL ESTATE VALUE FUND
RISK/RETURN
Investment Objective
Third Avenue Real Estate Value Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Real Estate Value Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees THIRD AVENUE REAL ESTATE VALUE FUND	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses THIRD AVENUE REAL ESTATE VALUE FUND		Institutional Class	Investor Class
Management (Advisory) Fee		0.90%	0.90%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.28%	0.29%
Total Annual Fund Operating Expenses (as a percentage of net assets)	[1]	1.18%	1.44%
Expense Cap Adjustment		(0.03%)	(0.04%)
Net Annual Fund Operating Expenses	[1]	1.15%	1.40%
[1]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Cap Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. Acquired fund fees and expenses are not subject to deferral and do not factor into the Fund's contractual expense limitation. The Expense Cap Agreement can only be terminated by the independent Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in Third Avenue Real Estate Value Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example THIRD AVENUE REAL ESTATE VALUE FUND (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	117	372	647	1,430
Investor Class	143	452	784	1,722

The Example reflects the impact of the Fund's contractual expense limitation for a period of one year. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies (meaning companies with high quality assets and a relative absence of liabilities) of any market capitalization. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies holding real estate affected by those industries to decline.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Fund's investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield and Distressed Risk. The Fund's investments in high-yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issues of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Focus and Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund. A decrease in the performance of real estate securities may cause a drop in the per share value of the Fund, as there is no industry diversification to offset such a decrease.

Real Estate Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund's holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and midsize companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Fund frequently identifies opportunities in areas of the real estate sector that appear to be temporarily depressed. The prices of securities in this sector may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Performance
The following bar chart and table provide an indication of the risks of investing in Third Avenue Real Estate Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund �� see "Choosing a Share Class" for details about classes). The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 36.39% (quarter ending 6/30/09) and the lowest return for a quarter was (30.78)% (quarter ending 12/31/08).
Average Annual Total Returns For the periods ending 12/31/10
Average Annual Total Returns THIRD AVENUE REAL ESTATE VALUE FUND		1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class		17.79%	1.50%	10.33%	11.84%	[1]	Sep 17, 1998
Institutional Class After Taxes on Distributions	[2]	16.18%	0.26%	9.20%	10.64%	[1]
Institutional Class After Taxes on Distributions and Sales	[2]	11.54%	0.98%	8.78%	10.14%	[1]
Investor Class		17.52%			17.52%	[1]	Dec 31, 2009
FTSE EPRA/NAREIT Developed Index	[3]	20.40%	2.88%	9.82%	11.14%
[1]	Institutional Class commenced operations on September 17, 1998; Investor Class commenced operations on December 31, 2009.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets. The index performance reported since inception is relevant for Institutional Class only.

THIRD AVENUE INTERNATIONAL VALUE FUND
RISK/RETURN
Investment Objective
Third Avenue International Value Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue International Value Fund.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees THIRD AVENUE INTERNATIONAL VALUE FUND	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses THIRD AVENUE INTERNATIONAL VALUE FUND		Institutional Class	Investor Class
Management (Advisory) Fee		1.25%	1.25%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.26%	0.27%
Total Annual Fund Operating Expenses (as a percentage of net assets)	[1]	1.51%	1.77%
Expense Cap Adjustment	[1]	(0.11%)	(0.12%)
Net Annual Fund Operating Expenses	[1]	1.40%	1.65%
[1]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus for the Investor Class and through June 30, 2011 for the Institutional Class, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.40% and 1.65% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Cap Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. Acquired fund fees and expenses are not subject to deferral and do not factor into the Fund's contractual expense limitation. The Expense Cap Agreement can only be terminated by the independent Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in Third Avenue International Value Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example THIRD AVENUE INTERNATIONAL VALUE FUND (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	150	474	820	1,797
Investor Class	168	546	948	2,074

The Example reflects the impact of the Fund's contractual expense limitation through June 30, 2011 for the Institutional Class and for a period of one year for the Investor Class. Effective March 1, 2011, the Adviser has agreed to extend the expense limitation through March 1, 2012 for the Investor Class. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued.

Principal Investment Risks

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund's currency risk. However, the Adviser can not guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

High-Yield and Distressed Risk. The Fund's investments in high-yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issues of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and midsize companies, whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Fund may identify opportunities in industries that it believes to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Performance
The following bar chart and table provide an indication of the risks of investing in Third Avenue International Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund �� see "Choosing a Share Class" for details about classes). The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 25.83% (quarter ending 6/30/09) and the lowest return for a quarter was (20.31)% (quarter ending 12/31/08).
Average Annual Total Returns For the period ending 12/31/10
Average Annual Total Returns THIRD AVENUE INTERNATIONAL VALUE FUND		1 Year	5 Years	Since Inception		Inception Date
Institutional Class		11.11%	2.70%	11.14%	[1]	Dec 31, 2001
Institutional Class After Taxes on Distributions	[2]	10.45%	1.41%	10.10%	[1]
Institutional Class After Taxes on Distributions and Sales	[2]	7.21%	2.05%	9.60%	[1]
Investor Class		10.83%		10.83%	[1]	Dec 31, 2009
Morgan Stanley Capital International All Country World ex US Index	[3]	11.60%	5.29%	9.25%
[1]	Institutional Class commenced operations on December 31, 2001; Investor Class commenced operations on December 31, 2009.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Morgan Stanley Capital International All Country World ex-US Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 50 developed and emerging market countries (other than the United States) in North America, Europe, Latin America and the Asian Pacific Region. The index performance reported since inception is relevant for Institutional Class only.

Third Avenue Focused Credit Fund
RISK/RETURN
Investment Objective
Third Avenue Focused Credit Fund seeks long-term total return, which may include investment returns from a combination of sources including capital appreciation, fees and interest income.

Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Focused Credit Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Third Avenue Focused Credit Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Third Avenue Focused Credit Fund		Institutional Class	Investor Class
Management (Advisory) Fee		0.75%	0.75%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.20%	0.40%
Total Annual Fund Operating Expenses (as a percentage of net assets)	[1]	0.95%	1.40%
Net Annual Fund Operating Expenses	[1]	0.95%	1.40%
[1]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.95% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Cap Agreement"). Effective March 1, 2011, the expense limitation for the Investor Class will be reduced from 1.40% to 1.20% of the average daily net assets of the class. In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. Acquired fund fees and expenses are not subject to deferral and do not factor into the Fund's contractual expense limitation. The Expense Cap Agreement can only be terminated by the independent Trustees of the Fund.

Example

This Example will help you compare the cost of investing in Third Avenue Focused Credit Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example Third Avenue Focused Credit Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	97	303	526	1,167
Investor Class	143	444	766	1,680

The Example reflects the impact of the Fund's contractual expense limitation for a period of one year. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions or mark-ups, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective mainly by investing under normal circumstances at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) in bonds and other types of credit instruments.

The Fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody's, S&P and Fitch. Credit instruments include high-yield bonds (commonly known as "junk bonds" or "junk debt"), bank debt, convertible bonds or preferred stock, loans made to bankrupt companies (including debtor-in-possession loans), loans made to refinance distressed companies and other types of debt instruments. In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued.

The Fund may have significant investments in distressed and defaulted securities and intends to focus on a relatively small number of issuers.

The Fund may also purchase equity securities or hold positions in equity or other assets that the Fund receives as part of a reorganization process, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous.

Principal Investment Risks

Changing Distribution Levels Risk. The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the investments it holds. The Fund may not be able to pay distributions or may have to reduce distribution levels if the income and/or dividends the Fund receives from its investments decline.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Fund's investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Focus and Non-Diversification Risk. The Fund is non-diversified and may focus or concentrate its investments in fewer issuers than a diversified mutual fund of comparable size.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities.

High-Yield and Distressed Risk. The Fund's investments in high-yield and distressed securities may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the bankruptcy process, are beyond the control of the Fund and can adversely affect the Fund's return on investment. For example, a court could invalidate or subordinate a debt obligation of, or reclaim amounts paid by a debtor to, the Fund. To the extent that any such payments are recaptured from the Fund the resulting loss will be borne by the Fund and its investors. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities have historically fluctuated. The value of the Fund will similarly fluctuate and its investors could lose money.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and midsize companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Fund frequently identifies opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Focused Credit Fund. The bar chart shows the performance of the Fund's Institutional Class shares for the first complete calendar year of operations (the Fund commenced operations on August 31, 2009). The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 6.56% (quarter ending 9/30/10) and the lowest return for a quarter was (0.89)% (quarter ending 6/30/10).
Average Annual Total Returns For the period ending 12/31/10
Average Annual Total Returns		1 Year	Since Inception		Inception Date
Third Avenue Focused Credit Fund Institutional Class		15.63%	16.70%	[1]	Aug 31, 2009
Third Avenue Focused Credit Fund Institutional Class After Taxes on Distributions	[2]	12.55%	14.00%	[1]
Third Avenue Focused Credit Fund Institutional Class After Taxes on Distributions and Sales	[2]	10.06%	12.63%	[1]
Third Avenue Focused Credit Fund Investor Class		15.35%	16.42%	[1]	Aug 31, 2009
Third Avenue Focused Credit Fund	[3]	15.12%	21.18%		Aug 31, 2009
Third Avenue Focused Credit Fund Credit Suisse Leveraged Loan Index	[3]	9.97%	13.02%
[1]	August 31, 2009.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Barclays Capital U.S. Corporate High Yield Index comprises issues that have at least $150 million par value outstanding, a maximum credit rating of Ba1 or BB+ (including defaulted issues) and at least one year to maturity. The Credit Suisse Leveraged Loan Index is designed to mirror the investible universe of the $US-denominated leveraged loan market.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	THIRD AVENUE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001031661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
THIRD AVENUE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Third Avenue Value Fund seeks long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example reflects the impact of the Fund's contractual expense limitation for a period of one year. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may invest in companies of any market capitalization. The Fund also seeks to acquire senior securities, such as debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Fund's investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield and Distressed Risk. The Fund's investments in high-yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and midsize companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Fund frequently identifies opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in Third Avenue Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund �� see "Choosing a Share Class" for details about classes). The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in Third Avenue Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund - see "Choosing a Share Class" for details about classes).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 31.32% (quarter ending 6/30/09) and the lowest return for a quarter was (23.79)% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ending 12/31/10
THIRD AVENUE VALUE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_ExchangeFeeOverRedemption	1.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.19%	[1]
Expense Cap Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	651
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Annual Return 2001	rr_AnnualReturn2001	2.82%
Annual Return 2002	rr_AnnualReturn2002	(15.19%)
Annual Return 2003	rr_AnnualReturn2003	37.08%
Annual Return 2004	rr_AnnualReturn2004	26.60%
Annual Return 2005	rr_AnnualReturn2005	16.50%
Annual Return 2006	rr_AnnualReturn2006	14.70%
Annual Return 2007	rr_AnnualReturn2007	5.75%
Annual Return 2008	rr_AnnualReturn2008	(45.60%)
Annual Return 2009	rr_AnnualReturn2009	44.51%
Annual Return 2010	rr_AnnualReturn2010	13.87%
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	12.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1990
THIRD AVENUE VALUE FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.13%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.81%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.85%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.66%	[2],[3]
THIRD AVENUE VALUE FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.01%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.99%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.46%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.16%	[2],[3]
THIRD AVENUE VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_ExchangeFeeOverRedemption	1.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.46%	[1]
Expense Cap Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,741
1 Year	rr_AverageAnnualReturnYear01	13.73%
Since Inception	rr_AverageAnnualReturnSinceInception	13.73%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
THIRD AVENUE VALUE FUND | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.34%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.99%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.82%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%	[4]
THIRD AVENUE VALUE FUND | Standard & Poor���s 500 Index (S&P 500)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.41%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.20%	[4]
THIRD AVENUE SMALL-CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Third Avenue Small-Cap Value Fund seeks long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Small-Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Third Avenue Small-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example reflects the impact of the Fund's contractual expense limitation for a period of one year. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. Under normal circumstances, the Fund expects to invest at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund also invests in both domestic and foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Fund's investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield and Distressed Risk. The Fund's investments in high-yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small-Cap Risk. The Fund invests in smaller companies, whose securities tend to be more volatile than those of larger companies. The markets for these securities are also less liquid than those for larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities, and thus the value of the Fund's shares.

Style Risk. The Fund frequently identifies opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in Third Avenue Small-Cap Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund �� see "Choosing a Share Class" for details about classes). The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in Third Avenue Small-Cap Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund - see "Choosing a Share Class" for details about classes).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 23.29% (quarter ending 6/30/09) and the lowest return for a quarter was (28.68)% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quar
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.68%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ending 12/31/10
THIRD AVENUE SMALL-CAP VALUE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_ExchangeFeeOverRedemption	1.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.16%	[1]
Expense Cap Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	636
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,407
Annual Return 2001	rr_AnnualReturn2001	15.27%
Annual Return 2002	rr_AnnualReturn2002	(10.89%)
Annual Return 2003	rr_AnnualReturn2003	39.08%
Annual Return 2004	rr_AnnualReturn2004	21.27%
Annual Return 2005	rr_AnnualReturn2005	11.09%
Annual Return 2006	rr_AnnualReturn2006	11.44%
Annual Return 2007	rr_AnnualReturn2007	1.38%
Annual Return 2008	rr_AnnualReturn2008	(34.56%)
Annual Return 2009	rr_AnnualReturn2009	25.28%
Annual Return 2010	rr_AnnualReturn2010	16.17%
1 Year	rr_AverageAnnualReturnYear01	16.17%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	7.55%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 1997
THIRD AVENUE SMALL-CAP VALUE FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.76%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.66%	[6]
10 Years	rr_AverageAnnualReturnYear10	6.92%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%	[5],[6]
THIRD AVENUE SMALL-CAP VALUE FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.51%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.09%	[6]
10 Years	rr_AverageAnnualReturnYear10	6.47%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[5],[6]
THIRD AVENUE SMALL-CAP VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_ExchangeFeeOverRedemption	1.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.42%	[1]
Expense Cap Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	448
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	775
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,701
1 Year	rr_AverageAnnualReturnYear01	15.98%
Since Inception	rr_AverageAnnualReturnSinceInception	15.98%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
THIRD AVENUE SMALL-CAP VALUE FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%	[7]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[7]
10 Years	rr_AverageAnnualReturnYear10	6.33%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%	[7]
THIRD AVENUE SMALL-CAP VALUE FUND | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%	[7]
5 Years	rr_AverageAnnualReturnYear05	3.52%	[7]
10 Years	rr_AverageAnnualReturnYear10	8.42%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	9.20%	[7]
THIRD AVENUE SMALL-CAP VALUE FUND | S&P Small Cap 600 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.31%	[7]
5 Years	rr_AverageAnnualReturnYear05	4.64%	[7]
10 Years	rr_AverageAnnualReturnYear10	7.66%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%	[7]
THIRD AVENUE REAL ESTATE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Third Avenue Real Estate Value Fund seeks long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Real Estate Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Third Avenue Real Estate Value Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
The Example reflects the impact of the Fund's contractual expense limitation for a period of one year. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies (meaning companies with high quality assets and a relative absence of liabilities) of any market capitalization. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies holding real estate affected by those industries to decline.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Fund's investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield and Distressed Risk. The Fund's investments in high-yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issues of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Focus and Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund. A decrease in the performance of real estate securities may cause a drop in the per share value of the Fund, as there is no industry diversification to offset such a decrease.

Real Estate Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund's holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and midsize companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Fund frequently identifies opportunities in areas of the real estate sector that appear to be temporarily depressed. The prices of securities in this sector may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund. A decrease in the performance of real estate securities may cause a drop in the per share value of the Fund, as there is no industry diversification to offset such a decrease.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in Third Avenue Real Estate Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund �� see "Choosing a Share Class" for details about classes). The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in Third Avenue Real Estate Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund - see "Choosing a Share Class" for details about classes).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 36.39% (quarter ending 6/30/09) and the lowest return for a quarter was (30.78)% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.78%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ending 12/31/10
THIRD AVENUE REAL ESTATE VALUE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_ExchangeFeeOverRedemption	1.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.18%	[1]
Expense Cap Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	647
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,430
Annual Return 2001	rr_AnnualReturn2001	18.20%
Annual Return 2002	rr_AnnualReturn2002	4.24%
Annual Return 2003	rr_AnnualReturn2003	37.34%
Annual Return 2004	rr_AnnualReturn2004	28.16%
Annual Return 2005	rr_AnnualReturn2005	14.38%
Annual Return 2006	rr_AnnualReturn2006	30.17%
Annual Return 2007	rr_AnnualReturn2007	(8.35%)
Annual Return 2008	rr_AnnualReturn2008	(44.69%)
Annual Return 2009	rr_AnnualReturn2009	38.62%
Annual Return 2010	rr_AnnualReturn2010	17.79%
1 Year	rr_AverageAnnualReturnYear01	17.79%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	10.33%
Since Inception	rr_AverageAnnualReturnSinceInception	11.84%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.18%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.26%	[6]
10 Years	rr_AverageAnnualReturnYear10	9.20%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%	[6],[8]
THIRD AVENUE REAL ESTATE VALUE FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.54%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.98%	[6]
10 Years	rr_AverageAnnualReturnYear10	8.78%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%	[6],[8]
THIRD AVENUE REAL ESTATE VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_ExchangeFeeOverRedemption	1.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.44%	[1]
Expense Cap Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	784
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,722
1 Year	rr_AverageAnnualReturnYear01	17.52%
Since Inception	rr_AverageAnnualReturnSinceInception	17.52%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
THIRD AVENUE REAL ESTATE VALUE FUND | FTSE EPRA/NAREIT Developed Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.40%	[9]
5 Years	rr_AverageAnnualReturnYear05	2.88%	[9]
10 Years	rr_AverageAnnualReturnYear10	9.82%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	11.14%	[9]
THIRD AVENUE INTERNATIONAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Third Avenue International Value Fund seeks long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue International Value Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Third Avenue International Value Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
The Example reflects the impact of the Fund's contractual expense limitation through June 30, 2011 for the Institutional Class and for a period of one year for the Investor Class. Effective March 1, 2011, the Adviser has agreed to extend the expense limitation through March 1, 2012 for the Investor Class. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund's currency risk. However, the Adviser can not guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

High-Yield and Distressed Risk. The Fund's investments in high-yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issues of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and midsize companies, whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Fund may identify opportunities in industries that it believes to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified.This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in Third Avenue International Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund �� see "Choosing a Share Class" for details about classes). The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in Third Avenue International Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund - see "Choosing a Share Class" for details about classes).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 25.83% (quarter ending 6/30/09) and the lowest return for a quarter was (20.31)% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.31%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ending 12/31/10
THIRD AVENUE INTERNATIONAL VALUE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_ExchangeFeeOverRedemption	2.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.51%	[10]
Expense Cap Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	820
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,797
Annual Return 2002	rr_AnnualReturn2002	(2.87%)
Annual Return 2003	rr_AnnualReturn2003	54.68%
Annual Return 2004	rr_AnnualReturn2004	27.71%
Annual Return 2005	rr_AnnualReturn2005	18.00%
Annual Return 2006	rr_AnnualReturn2006	17.13%
Annual Return 2007	rr_AnnualReturn2007	3.36%
Annual Return 2008	rr_AnnualReturn2008	(37.28%)
Annual Return 2009	rr_AnnualReturn2009	35.43%
Annual Return 2010	rr_AnnualReturn2010	11.11%
1 Year	rr_AverageAnnualReturnYear01	11.11%
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.14%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
THIRD AVENUE INTERNATIONAL VALUE FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.45%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.41%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%	[11],[6]
THIRD AVENUE INTERNATIONAL VALUE FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.21%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.05%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%	[11],[6]
THIRD AVENUE INTERNATIONAL VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_ExchangeFeeOverRedemption	2.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.77%	[10]
Expense Cap Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	948
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,074
1 Year	rr_AverageAnnualReturnYear01	10.83%
Since Inception	rr_AverageAnnualReturnSinceInception	10.83%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
THIRD AVENUE INTERNATIONAL VALUE FUND | Morgan Stanley Capital International All Country World ex US Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.60%	[12]
5 Years	rr_AverageAnnualReturnYear05	5.29%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	9.25%	[12]
Third Avenue Focused Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Third Avenue Focused Credit Fund seeks long-term total return, which may include investment returns from a combination of sources including capital appreciation, fees and interest income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Focused Credit Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions or mark-ups, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example will help you compare the cost of investing in Third Avenue Focused Credit Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example reflects the impact of the Fund's contractual expense limitation for a period of one year. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective mainly by investing under normal circumstances at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) in bonds and other types of credit instruments.

The Fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody's, S&P and Fitch. Credit instruments include high-yield bonds (commonly known as "junk bonds" or "junk debt"), bank debt, convertible bonds or preferred stock, loans made to bankrupt companies (including debtor-in-possession loans), loans made to refinance distressed companies and other types of debt instruments. In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued.

The Fund may have significant investments in distressed and defaulted securities and intends to focus on a relatively small number of issuers.

The Fund may also purchase equity securities or hold positions in equity or other assets that the Fund receives as part of a reorganization process, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Changing Distribution Levels Risk. The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the investments it holds. The Fund may not be able to pay distributions or may have to reduce distribution levels if the income and/or dividends the Fund receives from its investments decline.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Fund's investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Focus and Non-Diversification Risk. The Fund is non-diversified and may focus or concentrate its investments in fewer issuers than a diversified mutual fund of comparable size.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities.

High-Yield and Distressed Risk. The Fund's investments in high-yield and distressed securities may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the bankruptcy process, are beyond the control of the Fund and can adversely affect the Fund's return on investment. For example, a court could invalidate or subordinate a debt obligation of, or reclaim amounts paid by a debtor to, the Fund. To the extent that any such payments are recaptured from the Fund the resulting loss will be borne by the Fund and its investors. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities have historically fluctuated. The value of the Fund will similarly fluctuate and its investors could lose money.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and midsize companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Fund frequently identifies opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and its investors could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and may focus or concentrate its investments in fewer issuers than a diversified mutual fund of comparable size.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in Third Avenue Focused Credit Fund. The bar chart shows the performance of the Fund's Institutional Class shares for the first complete calendar year of operations (the Fund commenced operations on August 31, 2009). The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in Third Avenue Focused Credit Fund. The bar chart shows the performance of the Fund's Institutional Class shares for the first complete calendar year of operations (the Fund commenced operations on August 31, 2009).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 6.56% (quarter ending 9/30/10) and the lowest return for a quarter was (0.89)% (quarter ending 6/30/10).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.89%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ending 12/31/10
Third Avenue Focused Credit Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_ExchangeFeeOverRedemption	2.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	0.95%	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	526
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,167
1 Year	rr_AverageAnnualReturnYear01	15.63%
Since Inception	rr_AverageAnnualReturnSinceInception	16.70%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2009
Third Avenue Focused Credit Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.55%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	14.00%	[14],[6]
Third Avenue Focused Credit Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.06%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	12.63%	[14],[6]
Third Avenue Focused Credit Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_ExchangeFeeOverRedemption	2.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.40%	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
1 Year	rr_AverageAnnualReturnYear01	15.35%
Since Inception	rr_AverageAnnualReturnSinceInception	16.42%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2009
Third Avenue Focused Credit Fund | Third Avenue Focused Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2010	rr_AnnualReturn2010	15.63%
1 Year	rr_AverageAnnualReturnYear01	15.12%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	21.18%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2009	[15]
Third Avenue Focused Credit Fund | Credit Suisse Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.97%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	13.02%	[15]

[1]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Cap Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. Acquired fund fees and expenses are not subject to deferral and do not factor into the Fund's contractual expense limitation. The Expense Cap Agreement can only be terminated by the independent Trustees of the Fund.
[2]	Institutional Class commenced operations on November 1, 1990; Investor Class commenced operations on December 31, 2009.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. The S&P 500 is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The index performance reported since inception is relevant for Institutional Class only.
[5]	Institutional Class commenced operations on April 1, 1997; Investor Class commenced operations on December 31, 2009.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[7]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Russell 2000 Index measures the performance of small companies. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P Small Cap 600 Index is a small cap index that covers approximately 3% of the U.S. equities market and consists of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. The index performance reported since inception is relevant for Institutional Class only.
[8]	Institutional Class commenced operations on September 17, 1998; Investor Class commenced operations on December 31, 2009.
[9]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets. The index performance reported since inception is relevant for Institutional Class only.
[10]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus for the Investor Class and through June 30, 2011 for the Institutional Class, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.40% and 1.65% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Cap Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. Acquired fund fees and expenses are not subject to deferral and do not factor into the Fund's contractual expense limitation. The Expense Cap Agreement can only be terminated by the independent Trustees of the Fund.
[11]	Institutional Class commenced operations on December 31, 2001; Investor Class commenced operations on December 31, 2009.
[12]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Morgan Stanley Capital International All Country World ex-US Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 50 developed and emerging market countries (other than the United States) in North America, Europe, Latin America and the Asian Pacific Region. The index performance reported since inception is relevant for Institutional Class only.
[13]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.95% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Cap Agreement"). Effective March 1, 2011, the expense limitation for the Investor Class will be reduced from 1.40% to 1.20% of the average daily net assets of the class. In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. Acquired fund fees and expenses are not subject to deferral and do not factor into the Fund's contractual expense limitation. The Expense Cap Agreement can only be terminated by the independent Trustees of the Fund.
[14]	August 31, 2009.
[15]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Barclays Capital U.S. Corporate High Yield Index comprises issues that have at least $150 million par value outstanding, a maximum credit rating of Ba1 or BB+ (including defaulted issues) and at least one year to maturity. The Credit Suisse Leveraged Loan Index is designed to mirror the investible universe of the $US-denominated leveraged loan market.